Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 2,508,470	$ 2,558,086	$ 2,525,497
Policy loans	(1,008,852)	(1,136,370)	(1,091,254)
Policy loan repayments and interest	1,782,672	2,147,513	1,968,387
Surrenders, withdrawals and death benefits	(3,737,320)	(4,051,642)	(3,289,612)
Net transfers from/(to) other subaccounts or fixed rate option	(774,447)	(320,256)	(814,382)
Administrative and other charges	(2,045,405)	(1,986,090)	(1,963,400)
Net Contributions (Withdrawals) by Contract Owners	(3,274,882)	(2,788,759)	(2,664,764)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	2,338,494	2,378,436	2,337,323
Policy loans	(944,232)	(1,049,046)	(977,555)
Policy loan repayments and interest	1,661,227	1,906,719	1,799,917
Surrenders, withdrawals and death benefits	(3,129,243)	(3,459,721)	(2,901,725)
Net transfers from/(to) other subaccounts or fixed rate option	(653,809)	(301,500)	(818,189)
Administrative and other charges	(1,860,803)	(1,801,533)	(1,784,351)
Net Contributions (Withdrawals) by Contract Owners	(2,588,366)	(2,326,645)	(2,344,580)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	169,976	179,650	188,174
Policy loans	(46,919)	(54,592)	(61,239)
Policy loan repayments and interest	64,768	85,486	130,567
Surrenders, withdrawals and death benefits	(215,582)	(246,562)	(257,524)
Net transfers from/(to) other subaccounts or fixed rate option	(118,820)	(19,143)	(34,163)
Administrative and other charges	(172,386)	(170,547)	(164,272)
Net Contributions (Withdrawals) by Contract Owners	(318,963)	(225,708)	(198,457)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(15,032)	(3,818)	(6,537)
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	(15,032)	(3,818)	(6,537)
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	(17,701)	(32,732)	(52,460)
Policy loan repayments and interest	56,677	155,308	37,903
Surrenders, withdrawals and death benefits	(377,463)	(341,541)	(123,826)
Net transfers from/(to) other subaccounts or fixed rate option	(1,818)	387	37,970
Administrative and other charges	(12,216)	(14,010)	(14,777)
Net Contributions (Withdrawals) by Contract Owners	$ (352,521)	$ (232,588)	$ (115,190)